INCOME TAX - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Allowance of credit loss	$ 885	$ 0
Net operating loss carry-forward	0	0
Less: valuation allowance	(885)	0
Total	$ 0	$ 0